Information about financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Financial Assets
As at December 31, 2015, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$321	—	$321	—
Liabilities measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(39)	—	$(39)	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	$(6,091)	—	$(6,091)	—
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$310	—	$310	—
Liabilities measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$353	—	$353	—
Liabilities measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$72	—	$72	—

	Carrying amount			Fair value
	December 31,			December 31,
	2015	2016	2017	2015	2016	2017
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$16,497	$15,285	$20,926	$16,497	$15,285	$20,926
Loans and other receivables
Deposits	345	332	402	345	332	402
Available for sale instruments
Long-term investments	321	310	353	321	310	353
Cash, cash equivalents and short-term investments	8,681	20,547	3,295	8,681	20,547	3,295
Total financial assets	$25,844	$36,474	$24,976	$25,844	$36,474	$24,976
Total current	$25,178	$35,832	$24,221	$25,178	$35,832	$24,221
Total non-current	$666	$642	$755	$666	$642	$755
Financial liabilities:
Interest-bearing loans and borrowings:
Finance lease liability	12	—	—	12	—	—
Interest-bearing receivables financing	6,472	7,712	7,413	6,472	7,712	7,413
Convertible debt and accrued expenses	8,984	16,338	17,063	8,984	16,115	16,309
Government loans	1,851	1,852	2,071	1,851	1,852	2,071
Research project financing	2,947	3,306	4,004	2,947	3,306	4,004
Trade and other payables (current and non current)	12,755	18,358	13,023	12,755	18,358	13,023
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	39	150	—	39	150	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	6,091	—	—	6,091	—	—
Total financial liabilities	$39,151	$47,716	$43,574	$39,151	$47,493	$42,820
Total current	$22,112	$26,431	$21,935	$22,112	$26,431	$21,935
Total non-current	$17,039	$21,285	$21,639	$17,039	$21,062	$20,885

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2015	2016	2017	2015	2016	2017
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$16,497	$15,285	$20,926	$16,497	$15,285	$20,926
Loans and other receivables
Deposits	345	332	402	345	332	402
Available for sale instruments
Long-term investments	321	310	353	321	310	353
Cash, cash equivalents and short-term investments	8,681	20,547	3,295	8,681	20,547	3,295
Total financial assets	$25,844	$36,474	$24,976	$25,844	$36,474	$24,976
Total current	$25,178	$35,832	$24,221	$25,178	$35,832	$24,221
Total non-current	$666	$642	$755	$666	$642	$755
Financial liabilities:
Interest-bearing loans and borrowings:
Finance lease liability	12	—	—	12	—	—
Interest-bearing receivables financing	6,472	7,712	7,413	6,472	7,712	7,413
Convertible debt and accrued expenses	8,984	16,338	17,063	8,984	16,115	16,309
Government loans	1,851	1,852	2,071	1,851	1,852	2,071
Research project financing	2,947	3,306	4,004	2,947	3,306	4,004
Trade and other payables (current and non current)	12,755	18,358	13,023	12,755	18,358	13,023
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	39	150	—	39	150	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	6,091	—	—	6,091	—	—
Total financial liabilities	$39,151	$47,716	$43,574	$39,151	$47,493	$42,820
Total current	$22,112	$26,431	$21,935	$22,112	$26,431	$21,935
Total non-current	$17,039	$21,285	$21,639	$17,039	$21,062	$20,885
As at December 31, 2015, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$321	—	$321	—
Liabilities measured at fair value

	At December 31,
	2015	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(39)	—	$(39)	—
Financial instruments at fair value through profit and loss:
Convertible debt embedded derivative	$(6,091)	—	$(6,091)	—
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$310	—	$310	—
Liabilities measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Available-for-sale instruments:
Long-term investments	$353	—	$353	—
Liabilities measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$72	—	$72	—

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of derivative financial instruments at December 31, 2015, 2016 and 2017.

	At December 31, 2015
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy U.S dollars, sell euros)	€2,300	$(38)
Options (buy euros, sell U.S. dollars)	2,500	(1)
Total	€4,800	$(39)

	At December 31, 2016
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€5,750	$(142)
Options (buy euros, sell U.S. dollars)	1,500	(8)
Total	€7,250	$(150)

	At December 31, 2017
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$53
Options (buy euros, sell U.S. dollars)	3,000	19
Total	€5,250	$72

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2017	2016	2015	2017	2016	2015
A	Taiwan	17%	29%	—	$5,352,000	$4,870,000	$—
B	Taiwan	16%	Less than 10%	—	$4,060,000	$—	$—
C	China	Less than 10%	15%	14%	$246,800	$(100,000)	$1,167,000
D	China	—	Less than 10%	27%	$—	$(3,000)	$3,102,000
E	Taiwan	—	—	16%	$—	$—	$2,222,000

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2015
Research project financing	$1,132	$—	$330	$645	$840	$—	$2,947
Interest-bearing receivables financing	6,472	—	—	—	—	—	6,472
Government loans	—	93	370	370	370	648	1,851
Convertible debt and accrued interests	—	—	8,984	—	—	—	8,984
Finance lease	39	—	—	—	—	—	39
Trade payables	9,498	3,257	—	—	—	—	12,755
Other financial liabilities	4,604	—	—	—	—	—	4,604
	$21,745	$3,350	$9,684	$1,015	$1,210	$648	$37,652
At December 31, 2016
Research project financing	$1,376	$631	$742	$425	$19	$30	$3,223
Interest-bearing receivables financing	7,712	—	—	—	—	—	7,712
Government loans	167	376	373	370	368	198	1,852
Convertible debt and accrued interests	—	—	16,338	—	—	—	16,338
Trade payables	18,358	—	—	—	—	—	18,358
Other financial liabilities	4,415	—	—	—	—	—	4,415
	$32,028	$1,007	$17,453	$795	$387	$228	$51,898
At December 31, 2017
Research project financing	$899	$1,246	$671	$291	$297	$441	$3,845
Interest-bearing receivables financing	7,413	—	—	—	—	—	7,413
Government loans	600	398	398	398	159	—	1,953
Convertible debt and accrued interests	—	11,861	5,202	—	—	—	17,063
Trade payables	13,023	—	—	—	—	—	13,023
Other financial liabilities	5,138	—	—	—	—	—	5,138
	$27,073	$13,505	$6,271	$689	$456	$441	$48,435

Schedule of Financial Liabilities

	January 1, 2017	Cash flows	Foreign exchange movement	Other	December 31, 2017
	(In thousands)
Government grant advances and loans	$5,745	2,600	915	(2,638)	$6,622
Convertible debt and accrued interest	$16,338	—	—	725	$17,063
Interest-bearing financing of receivables	$7,712	(299)	—	—	$7,413
Total	$29,795	2,301	915	(1,913)	$31,098